Expense Example	Aug. 24, 2026 USD ($)
Defiance KSM Israel 120 ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Defiance CoinDesk 5 Equal Weight ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	$ 186